Submission	Jun. 03, 2026
Submission [Line Items]
Central Index Key	0000070866
Registrant Name	NCR Voyix Corporation
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A